Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years (“FYs”) ended December 31, 2023, 2022 and 2021, and our financial performance for each such FY. The Company became a reporting company in April 2021.

							Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO (Current) ($) (1)	Compensation Actually Paid to PEO (Current) ($) (2)	Summary Compensation Table Total for PEO (Former) ($) (1)	Compensation Actually Paid to PEO (Former) ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions) (4)

2023	$17,073,185	$15,769,393	$679,520	$2,593,632	$2,091,862	$2,338,615	$66.27	$78.53	$21.00	$72.20

2022	N/A	N/A	$1,663,512	$3,437,341	$2,761,965	$1,624,410	$65.35	$73.70	$(12.10)	$60.90

2021 (5)	N/A	N/A	$103,637,801	$158,105,544	$30,948,917	$41,167,621	$74.45	$92.63	$(190.60)	$41.40
(1)
The Company had two Principal Executive Officers (“PEOs”) during the 2023 FY: Parth Mehrotra (our current CEO) and Shawn Morris (our former CEO). Mr. Morris was the sole PEO during our 2022 and 2021 FYs. Our
Non-PEO
NEOs for each relevant FY are as follows:

FY	Non-PEO NEOs

2023	David Mountcastle and Thomas Bartrum

2022	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Parth Mehrotra and Thomas Bartrum
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753

The fair value valuation adjustments outlined above to calculate the compensation actually paid did not include assumptions that materially differed from those used in the Company’s grant date fair value calculations.

(3)
We use the Nasdaq Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.

(4)
Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net income (loss) excluding interest income, interest expense, non-controlling
interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
expenses, employer taxes on equity vesting/exercises and the provision for (benefit from) income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the 2023 annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.

(5)
In connection with our IPO, outstanding performance-based options held by our employees were converted to time-based options, as further described above under “
Equity-Based Long-Term Incentive Awards—Option Award Modification in connection with the IPO
”. As a result of this modification, our NEOs’ compensation for purposes of Summary Compensation Table reporting was significantly impacted. We do not consider our NEOs’ Summary Compensation Table total compensation for 2021 representative of what our NEOs will receive as compensation going forward, as the modification of the performance-based options was a one-time
occurrence in connection with our IPO. In addition, we believe that our net loss in FY 2021 was not representative of our performance in that fiscal year since it reflects one-time,
non-cash
charges related to the modification of the options related to our IPO.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

FY	Non-PEO NEOs

2023	David Mountcastle and Thomas Bartrum

2022	David Mountcastle, Parth Mehrotra, Thomas Bartrum and Jeff Sherman

2021	Parth Mehrotra and Thomas Bartrum

Peer Group Issuers, Footnote	We use the Nasdaq Health Care Index (the “Health Care Index”) as the peer group for presenting a comparison of total shareholder return (“TSR”) in the table above and graphs below. Amounts in this column represent cumulative TSR of the Health Care Index for the period beginning April 29, 2021 through the end of the relevant fiscal year.
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753

Non-PEO NEO Average Total Compensation Amount	$ 2,091,862	$ 2,761,965	$ 30,948,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,338,615	1,624,410	41,167,621
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEOs for each of the FYs shown, and the average compensation actually paid to our remaining
Non-PEO
NEOs for the relevant FY, as determined under SEC rules. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable FY, as adjusted as follows:

	2021		2022		2023

Adjustments	PEO (Former)	Average Non-PEO NEOs	PEO (Former)	Average Non-PEO NEOs	PEO (Current)	PEO (Former)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(102,174,732)	$(30,073,348)	$—	$(2,032,188)	$(15,886,998)	$—	$(1,468,492)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$9,657,228	$4,949,322	$—	$799,574	$13,051,914	$—	$1,190,262

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	$42,803,798	$12,203,146	$(1,220,073)	$(374,456)	$467,452	$584,315	$174,872

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	$104,181,449	$23,139,584	$2,993,902	$469,515	$1,063,840	$1,329,796	$350,111

Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

TOTAL ADJUSTMENTS	$54,467,743	$10,218,704	$1,773,829	$(1,137,555)	$(1,303,792)	$1,914,112	$246,753

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Morris decreased over the prior year in each of 2022 and 2023, while average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, but slightly increased between 2022 and 2023. Similarly, our TSR decreased between the period beginning April 29, 2021 (the date of our IPO) through the end of 2022 but slightly increased between 2022 and 2023. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our IPO through the end of 2022 and then increased between 2022 and 2023. We do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023.Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our IPO, and we do not consider it to be representative of our NEOs’ future compensation.
Both our net income and Adjusted EBITDA increased over the prior year in each of 2022 and 2023 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our IPO, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Morris decreased over the prior year in each of 2022 and 2023, while average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, but slightly increased between 2022 and 2023. Similarly, our TSR decreased between the period beginning April 29, 2021 (the date of our IPO) through the end of 2022 but slightly increased between 2022 and 2023. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our IPO through the end of 2022 and then increased between 2022 and 2023. We do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023.Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our IPO, and we do not consider it to be representative of our NEOs’ future compensation.
Both our net income and Adjusted EBITDA increased over the prior year in each of 2022 and 2023 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our IPO, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Morris decreased over the prior year in each of 2022 and 2023, while average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, but slightly increased between 2022 and 2023. Similarly, our TSR decreased between the period beginning April 29, 2021 (the date of our IPO) through the end of 2022 but slightly increased between 2022 and 2023. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our IPO through the end of 2022 and then increased between 2022 and 2023. We do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023.Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our IPO, and we do not consider it to be representative of our NEOs’ future compensation.
Both our net income and Adjusted EBITDA increased over the prior year in each of 2022 and 2023 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our IPO, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and the Financial Performance Measures included in Pay Versus Performance Table
Compensation actually paid to Mr. Morris decreased over the prior year in each of 2022 and 2023, while average compensation actually paid to our
Non-PEO
NEOs decreased between 2021 and 2022, but slightly increased between 2022 and 2023. Similarly, our TSR decreased between the period beginning April 29, 2021 (the date of our IPO) through the end of 2022 but slightly increased between 2022 and 2023. This trajectory also aligns with that of the Health Care Index TSR, which also decreased between the date of our IPO through the end of 2022 and then increased between 2022 and 2023. We do not consider the compensation actually paid to Mr. Morris or Mr. Mehrotra in 2023 representative of the compensation we expect to pay our PEO in future years due to the PEO transition that occurred in July 2023.Approximately 50% of the compensation actually paid to Mr. Mehrotra in 2023 relates to a one-time
100% performance-based CEO Promotional PSU award, which was designed to further align his compensation with the interests of the Company’s stockholders and will only vest upon the achievement of applicable performance goals and his continued employment. In addition, we note that our NEOs’ (including our PEO’s) total compensation for 2021 included amounts related to a one-time
modification to previously granted stock options made in connection with our IPO, and we do not consider it to be representative of our NEOs’ future compensation.
Both our net income and Adjusted EBITDA increased over the prior year in each of 2022 and 2023 and the increase in the compensation actually paid to our
Non-PEO
NEOs from 2022 to 2023 aligned with our increased performance in our key performance metric. As mentioned above, due to modifications related to our equity awards in relation to our IPO, we do not consider our net income results or compensation actually paid in 2021 to be indicative of our performance or the compensation paid to our NEOs. We note, that despite there being an increase in our Adjusted EBITDA from 2021 to 2022, neither our PEO nor our
Non-PEO
NEOs (as a group) had an increase in compensation actually paid from 2021 to 2022.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following key metrics represent the most important financial and operating performance measures used by us to link company performance to compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

•	Practice Collections;

•	Care Margin;

•	Implemented Providers;

•	Attributed Lives; and

•	Adjusted EBITDA.

Total Shareholder Return Amount	$ 66.27	65.35	74.45
Peer Group Total Shareholder Return Amount	78.53	73.7	92.63
Net Income (Loss)	$ 21,000,000	$ (12,100,000)	$ (190,600,000)
Company Selected Measure Amount	72,200,000	60,900,000	41,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Practice Collections
Measure:: 2
Pay vs Performance Disclosure
Name	Care Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Implemented Providers
Measure:: 4
Pay vs Performance Disclosure
Name	Attributed Lives
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is defined as net income (loss) excluding interest income, interest expense, non-controlling
interest expense / income, depreciation and amortization, stock-based compensation, severance, other one time or non-recurring
	expenses, employer taxes on equity vesting/exercises and the provision for (benefit from) income taxes. Please see Appendix A for a reconciliation of Adjusted EBITDA to its most closely comparable financial measure calculated in accordance with GAAP. The Company selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the 2023 annual bonus program’s corporate scorecard, a short-term cash incentive plan that is funded based on the Company’s achievement of Adjusted EBITDA, as well as several other Company performance goals.
Mr. Parth Mehrotra [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,073,185
PEO Actually Paid Compensation Amount	$ 15,769,393
PEO Name	Parth Mehrotra
Mr. Shawn Morris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 679,520	$ 1,663,512	$ 103,637,801
PEO Actually Paid Compensation Amount	$ 2,593,632	3,437,341	158,105,544
PEO Name	Shawn Morris
PEO | Mr. Parth Mehrotra [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,886,998)
PEO | Mr. Parth Mehrotra [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,051,914
PEO | Mr. Parth Mehrotra [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Parth Mehrotra [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	467,452
PEO | Mr. Parth Mehrotra [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,063,840
PEO | Mr. Parth Mehrotra [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Parth Mehrotra [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,303,792)
PEO | Mr. Shawn Morris [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(102,174,732)
PEO | Mr. Shawn Morris [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	9,657,228
PEO | Mr. Shawn Morris [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Shawn Morris [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,315	(1,220,073)	42,803,798
PEO | Mr. Shawn Morris [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,329,796	2,993,902	104,181,449
PEO | Mr. Shawn Morris [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Shawn Morris [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,914,112	1,773,829	54,467,743
Non-PEO NEO | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,468,492)	(2,032,188)	(30,073,348)
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,262	799,574	4,949,322
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,872	(374,456)	12,203,146
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,111	469,515	23,139,584
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 246,753	$ (1,137,555)	$ 10,218,704